EQ ADVISORS TRUSTSM – AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

SUPPLEMENT DATED OCTOBER 1, 2011 TO THE PROSPECTUS DATED AUGUST 17, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 17, 2011, as supplemented of EQ Advisors Trust (the “Trust”) regarding the AXA Ultra Conservative Strategy Portfolio (“Ultra Conservative Strategy Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

Information Regarding

AXA Ultra Conservative Strategy Portfolio

The purpose of this Supplement is to provide you with information about changes to the Underlying Portfolios in which the Ultra Conservative Strategy Portfolio may invest.

Information Regarding Changes to the Underlying Portfolios

The names of the ATM Core Bond Portfolio and the ATM Government Bond Portfolio hereby are changed to “EQ/AllianceBernstein Short-Term Bond Portfolio” and “EQ/AllianceBernstein Short-Term Government Bond Portfolio,” respectively. In addition, the list of Underlying Portfolios hereby is revised to include additional Portfolios. In addition, the list of Underlying Portfolios in which the Portfolio may invest hereby is revised to reflect the additional portfolios and the new names; and references to the old names are deleted.

Additions to “Equities”

AXA Tactical Manager 500 Portfolio

AXA Tactical Manager 400 Portfolio

AXA Tactical Manager 2000 Portfolio

AXA Tactical Manager International Portfolio

ATM International Portfolio

EQ/International Equity Index Portfolio

Changes to “Fixed Income”

EQ/AllianceBernstein Short-Term Bond Portfolio

EQ/AllianceBernstein Short-Term Government Bond Portfolio

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The following information with respect to Foreign Securities hereby is added to the section of the Prospectus: “More Information on Strategies, Risks and Benchmarks – Risks of Equity Investments:”

Foreign Securities Risk. Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depository Receipts Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

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Information with respect to the ATM Fixed Income Portfolios in the section of the Prospectus entitled “Information Regarding the Underlying Portfolios – Fixed Income” hereby is deleted in its entirety and replaced with the following information:

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Fixed Income
EQ/AllianceBernstein Short-Term Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government/Credit Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Adviser’s projection of interest rate movements.

•      Credit Risk

•      Derivatives Risk

•      Exchange Traded Funds Risk

•      Index Strategy Risk

•      Interest Rate Risk

•      Investment Grade Securities Risk

•      Leveraging Risk

•      Liquidity Risk

•      Risks Related to Investments In Other Investment Companies

•      Short Sales Risk

EQ/AllianceBernstein Short-Term Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Adviser’s projection of interest rate movements.

•      Credit Risk

•      Derivatives Risk

•      Exchange Traded Funds Risk

•      Index Strategy Risk

•      Interest Rate Risk

•      Investment Grade Securities Risk

•      Leveraging Risk

•      Liquidity Risk

•      Risks Related to Investments In Other Investment Companies

•      Short Sales Risk

•      Zero Coupon and Pay-in-Kind Securities Risk

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The following information hereby is added to the section of the Prospectus entitled “Information Regarding the Underlying Portfolios – Equities:”

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Equities
EQ/International Equity Index Portfolio	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in equity securities	• Currency Risk • Equity Risk • Foreign Securities Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPI Index, and 10% S&P/ASX 200 Index (“composite index”) including reinvestment of dividends, at a risk level consistent with that of the composite index.	of companies represented in the composite index. The Adviser selects a subset of the companies represented in each index comprising the composite index.	• Index Strategy Risk • Large-Cap Company Risk

AXA Tactical Manager 500 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in combination of long and short positions on equity securities of large capitalization companies, including securities included in the S&P 500 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Large-Cap Company Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk

AXA Tactical Manager 400 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of mid-capitalization companies including securities included in the S&P MidCap 400 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Mid-Cap Company Risk • Non-Diversification Risk • Short Sales Risk

AXA Tactical Manager 200 Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of small capitalization companies, including securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.	• Derivatives Risk • Equity Risk • Exchange Traded Funds Risk • Index Strategy Risk • Leveraging Risk • Non-Diversification Risk • Short Sales Risk • Small-Cap Company Risk

AXA Tactical Manager International Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be	• Currency Risk • Depositary Receipt Risk • Derivatives Risk • Equity Risk • Exchange Traded Funds Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

equity market indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index and the Tokyo Stock

Price Index.

used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.

•      Foreign Securities Risk

•      Geographic Risk

•      Index Strategy Risk

•      Leveraging Risk

•      Non-Diversification Risk

•      Political/Economic Risk

•      Regulatory Risk

•      Settlement Risk

•      Short Sales Risk

•      Transaction Costs Risk

ATM International Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index and the Tokyo Stock Price Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure in the Portfolio based on the level of volatility in the market.

•      Currency Risk

•      Depositary Receipt Risk

•      Derivatives Risk

•      Equity Risk

•      Exchange Traded Funds Risk

•      Foreign Securities Risk

•      Geographic Risk

•      Index Strategy Risk

•      Leveraging Risk

•      Non-Diversification Risk

•      Political/Economic Risk

•      Regulatory Risk

•      Settlement Risk

•      Transaction Costs Risk

•      Short Sales Risk

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